Short-term Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short Term Investments [Abstract]
Interest income from short-term investments	¥ 11,282,694	$ 1,641,000	¥ 3,526,506	¥ 3,406,166